As Filed with the SEC on April 11, 2017

Securities Act File No. 2-76581

Investment Company Act File No. 811-03422

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

under

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 54 X

and

REGISTRATION STATEMENT

under

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 56 X

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-11

(Exact Name of Registrant)

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

(Name of Insurance Company)

655 Broad Street

Newark, New Jersey 07102

(973) 367-7521

(Address and telephone number of Insurance Company’s principal executive offices)

Deborah A. Docs

655 Broad Street

Newark, New Jersey 07102

(Name and address of agent for service)

Copy to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

901 New York Avenue, NW

Washington, DC 20001

It is proposed that this filing will become effective:
	immediately upon filing pursuant to paragraphs (b) of Rule 485
X	on April 28, 2017 pursuant to paragraph (b) of Rule 485
	60 days after filing pursuant to paragraph (a)(i) of Rule 485
	On (____) pursuant to paragraph (a)(i) of Rule 485
	75 days after filing pursuant (a)(ii) of Rule 485
	On (____) pursuant to paragraph (a)(ii) of Rule 485

	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 54 to the Registration Statement for the Prudential Variable Contract Account-11 (the “Registrant”) is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment No. 53, which was filed pursuant to Rule 485(a)(1) on February 14, 2017. Post-Effective Amendment No. 53 was initially scheduled to become effective 60 days after it was filed. It is proposed that Post-Effective Amendment No. 54 become automatically effective on April 28, 2017.

Accordingly, the contents of Post-Effective Amendment No. 53 consisting of Part A, Part B, and Part C, are herein incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 11th day of April, 2017.

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-11 (REGISTRANT)

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA (DEPOSITOR)

/s/ Srinivas Reddy Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following Directors and Officers of The Prudential Insurance Company of America in the capacities and on the dates indicated.

Signature	Title	Date
*John R. Strangfeld, Jr.	Chairman of the Board, Chief Executive Officer and President

*Thomas J. Baltimore, Jr.	Director

*Gilbert F. Casellas	Director

*James G. Cullen	Director

*Robert M. Falzon	Executive Vice President and Chief Financial Officer

*Mark B. Grier	Director

*Martina Hund-Mejean	Director

*Karl J. Krapek	Director

*Peter Rupert Lighte	Director

*George Paz	Director

*Sandra Pianalto	Director

*Christine A. Poon	Director

*Douglas A. Scovanner	Director

*Michael A. Todman	Director

By: /s/ Jonathan D. Shain Jonathan D. Shain	Attorney-in-Fact	April 11, 2017

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS that the person whose signature appears below, being a director or officer of The Prudential Insurance Company of America ["Prudential"], constitutes and appoints MICHELE M. DRUMMEY, WILLIAM J. EVERS, JORDAN K. THOMSEN, C. CHRISTOPHER SPRAGUE, JONATHAN D. SHAIN, and GINA R. WARDLOW, and each of them severally, his or her true and lawful attorney-in-fact with power of substitution and resubstitution to sign in his or her name, place and stead, in any and all capacities, and to do any and all things and execute any and all instruments that such attorneys-in-fact may deem necessary or advisable under any rules, regulations and requirements of the U.S. Securities and Exchange Commission [the "Commission"], in connection with where applicable: Registration statements on the appropriate forms prescribed by the Securities and Exchange Commission, and any other periodic documents and reports required under the Investment Company Act of 1940, as amended, the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and all amendments thereto executed on behalf of Prudential filed with the Securities and Exchange Commission for the Registrations listed on Schedule A.

IN WITNESS WHEREOF, I have hereunto set my hand this 22th day of December, 2016.

/s/ Robert Axel

Robert Axel

Senior Vice President, Controller

and Principal Accounting Officer

/s/ Thomas J. Baltimore Jr.

Thomas J. Baltimore, Jr.

Director

/s/ Gilbert F. Casellas

Gilbert F. Casellas

Director

/s/ James G. Cullen

James G. Cullen

Director

/s/ Robert M. Falzon

Robert M. Falzon

Executive Vice President and Chief

Financial Officer

/s/ Mark B. Grier

Mark B. Grier

Vice Chairman and Director

/s/ Martina T. Hund-Mejean

Martina T. Hund-Mejean

Director

/s/ Karl J. Krapek

Karl J. Krapek

Director

/s/ Peter Rupert Lighte

Peter Rupert Lighte

Director

/s/ George Paz

George Paz

Director

/s/ Sandra Pianalto

Sandra Pianalto

Director

/s/ Christine A. Poon

Christine A. Poon

Director

/s/ Douglas Scovanner

Douglas Scovanner

Director

/s/ John R. Strangfeld

John R. Strangfeld

Chairman, Chief Executive Officer,

President and Director

/s/ Michael A. Todman

Michael A. Todman

Director

Schedule A

The Prudential Variable Contract Account-2 [Reg. No. 811-01612] and group variable annuity contracts [Reg. No. 002-28316], to the extent they represent participating interests in such account;

The Prudential Variable Contract Account-10 [Reg. 811-03421] and group annuity contracts [Reg. No. 002-76580], to the extent they represent participating interest in such account;

The Prudential Variable Contract Account-11 [Reg. No. 811-03422] and group annuity contracts [Reg. No. 002-76581], to the extent they represent participating interests in such account;

The Prudential Variable Contract Account-24 [Reg. No. 811-05053] and group annuity contracts [Reg. No. 033-12362], to the extent they represent participating interests in such account;

The Prudential Variable Contract Real Property Account [Reg. No. 333-202192- Form S-1 to be filed on behalf of The Prudential Variable Contract Real Property Account for the purpose of registering additional units of interest.] and individual variable life insurance and annuity contracts, to the extent they represent participating interests in such account;

The Prudential Investment Plan Account [Reg. No. 811-01850] and Systematic Investment Plan Contracts [Reg. No. 002-52715]; to the extent they represent participating interests in such account;

The Prudential Annuity Plan Account [Reg. No. 811-01848] and Variable Annuity Contracts [Reg. No. 002-52714], to the extent they represent participating interests in such account;

The Prudential Annuity Plan Account-2 [Reg. No. 811-01849] and Variable Annuity Contracts [Reg. No. 002-52589 and Reg. No. 002-59232], to the extent they represent participating interests in such account;

The Prudential Individual Variable Contract Account [Reg. No. 811-03622] and

Individual Variable Annuity Contracts [Reg. No. 033-25434 and Reg. No. 002-80897], to the extent they represent participating interests in such account;

The Prudential Qualified Individual Variable Contract Account [Reg. No. 811-03625]

and Individual Variable Annuity Contracts [Reg. No. 002-81318], to the extent they represent participating interests in such account;

The Prudential Variable Appreciable Account [Reg. No. 811-05466] and Variable Life

Insurance Contracts [Reg. No. 033-20000, Reg. No. 033-25372, Reg. No. 333-64957, and Reg. No. 033-61079], to the extent they represent participating interests in such account;

The Prudential Variable Contract Account Gl-2 [Reg. No. 811-07545] and Group Variable Life Insurance Contracts [Reg. No. 333-01031 and Reg. No. 333-137572], to the extent they represent participating interest in such account;

The Prudential Discovery Premier Group Variable Contract Account [Reg. No. 811-09799] and group annuity contracts [Reg. No. 333-95637], to the extent they represent participating interests in such account; and

The Prudential Discovery Select Group Variable Contract Account [Reg. No. 811-08091] and group annuity contracts [Reg. No. 333-23271], to the extent they represent participating interests in such account.